Shareholder Report, Holdings (Details) - C000031492 [Member]	Jun. 30, 2026
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.98%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.04%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.46%